Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives (Details)	Dec. 31, 2024
Computers, server & switch and office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Wi-Fi terminals for data connectivity services [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]